Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.faegredrinker.com

January 4, 2023

VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Trust for Credit Unions (the “Trust”)
Securities Act Registration No. 033-18781
Investment Company Act Registration No. 811-05407
Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Trust, on behalf of its Ultra-Short Duration Portfolio, Short Duration Portfolio, Enhanced Income Intermediate Duration Credit Portfolio, and Enhanced Income Credit Plus Equity Portfolio (the “Portfolios”), hereby certifies that:

(a) the forms of the Trust’s (i) Prospectuses for the Portfolios; and (ii) Statement of Additional Information for the Ultra-Short Duration Portfolio and Short Duration Portfolio, that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act, do not differ from those contained in Post-Effective Amendment No. 67 to the Trust’s Registration Statement on Form N-1A, which was filed on December 28, 2022; and

(b) the text of Post-Effective Amendment No. 67 was filed with the Commission via EDGAR on December 28, 2022 (Accession No. 0000894189-22-009356) with an effective date of December 31, 2022.

Questions and comments concerning this letter can be directed to the undersigned at (215) 988-3328.
Very Truly Yours,
/s/ Andrew E. Seaberg
Andrew E. Seaberg

cc:	Jay Johnson, Callahan Financial Services, Inc. Michael P. Malloy